Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001056943
Registrant Name	PEOPLES FINANCIAL SERVICES CORP.
Registration File Number	333-288783
Form Type	S-4
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES